[LETTERHEAD OF INVESCO CAPITAL MARKETS INC.]


September 11, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 201349

         Re:     Invesco Unit Trusts, Series 1580
                 File No. (333-205506) (CIK No. 1633472)
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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on September 10, 2015.

Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.